Other Assets - Customer Financing Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Customer financing receivables, net	$ 147	$ 143
Non-Current Assets
Customer financing receivables, net	70	76
Total
Customer financing receivables, gross	254
Customer portfolio segment
Current Assets
Customer financing receivables, gross	178	184
Allowance for credit losses	(31)	(42)
Customer financing receivables, net	147	143
Non-Current Assets
Customer financing receivables, gross	76	87
Allowance for credit losses	(6)	(11)
Customer financing receivables, net	70	76
Total
Customer financing receivables, gross	254	271
Allowance for credit losses	(37)	(52)	$ (71)	$ (50)
Customer financing receivables, net	$ 217	$ 219